Share-based Compensation - Award Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
BMP
Units
Beginning Balance (in shares)	438,000	1,351,000	1,118,000	2,126,000	180,000
Vested (in shares)	(79,000)	(195,000)	(646,000)	(788,000)	(5,037,000)
Forfeited (in shares)	0	(78,000)	(69,000)	(203,000)	(380,000)
Granted (in shares)		40,000	35,000	216,000	7,363,000
Ending Balance (in shares)	359,000	1,118,000	438,000	1,351,000	2,126,000
Weighted Average Grant Date Fair Value per Unit
Beginning Balance (in dollars per share)	$ 10.04	$ 9.73	$ 9.78	$ 9.61	$ 11.82
Vested (in dollars per share)	9.7	9.7	9.73	9.67	9.61
Forfeited (in dollars per share)	0	9.61	10	9.69	9.61
Granted (in dollars per share)		10.67	10.67	10.67	9.61
Ending Balance (in dollars per share)	$ 10.11	$ 9.78	$ 10.04	$ 9.73	$ 9.61
REU
Units
Beginning Balance (in shares)	1,399,000	1,638,000	1,503,000	2,193,000	247,000
Vested (in shares)	(816,000)	(195,000)	(524,000)	(619,000)	(3,354,000)
Forfeited (in shares)	(10,000)	(51,000)	(90,000)	(152,000)	(303,000)
Granted (in shares)		111,000	510,000	216,000	5,603,000
Ending Balance (in shares)	923	1,503,000	1,399,000	1,638,000	2,193,000
Weighted Average Grant Date Fair Value per Unit
Beginning Balance (in dollars per share)	$ 12.5	$ 12.5	$ 12.5	$ 12.5	$ 12.5
Vested (in dollars per share)	10	12.5	12.5	12.5	12.5
Forfeited (in dollars per share)	10	12.5	12.5	12.5	12.5
Granted (in dollars per share)		12.5	12.5	12.5	12.5
Ending Balance (in dollars per share)	$ 10	$ 12.5	$ 12.5	$ 12.5	$ 12.5
REU | Previously Reported [Member]
Units
Beginning Balance (in shares)	1,749
Ending Balance (in shares)			1,749
Weighted Average Grant Date Fair Value per Unit
Beginning Balance (in dollars per share)	$ 10
Ending Balance (in dollars per share)			$ 10